Cover	Mar. 04, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2024
Entity File Number	001-41603
Entity Registrant Name	Bridger Aerospace Group Holdings, Inc.
Entity Central Index Key	0001941536
Entity Tax Identification Number	88-3599336
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	90 Aviation Lane
Entity Address, City or Town	Belgrade
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59714
City Area Code	(406)
Local Phone Number	813-0079
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock Par Value 0. 0001 Per Share [Member]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BAER
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Of Common Stock At Exercise Price Of 11. 50 Per Share [Member]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	BAERW
Security Exchange Name	NASDAQ